Note 23 - Business Acquisitions (Details) - Summary of Estimated Fair Values of PEC’s Assets Acquired and Liabilities Acquired (USD $)	Dec. 31, 2013	Apr. 30, 2012 Power Engineers Collaborative [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Accounts receivable		$ 829,744
Other current assets		134,915
Work-in-progress		594,848
Property and equipment		78,400
Intangible assets		797,189
Other assets		8,198
Total identifiable assets acquired		2,443,294
Accounts payable and other liabilities		(94,206)
Accrued expenses	256,000	(158,166)
Due to former owners		(1,020,012)
Total liabilities assumed		(1,272,384)
Total identifiable net assets assumed		1,170,910
Goodwill		214,090
Net assets acquired		$ 1,385,000